Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended		6 Months Ended		12 Months Ended	16 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	66 Months Ended
	Dec. 15, 2025	Dec. 15, 2023	Mar. 31, 2022	Sep. 30, 2020	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000234952
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Income Opportunities Fund - Class A
Accumulated Value			$ 9,497						$ 8,594			$ 9,657			$ 9,879		$ 10,479
C000234953
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Income Opportunities Fund - Class I
Accumulated Value			10,000						9,085			10,224			10,484		11,149
C000221920
Account Value [Line Items]
Line Graph and Table Measure Name							VELA International Fund - Class A
Accumulated Value				$ 9,497				$ 11,709			$ 11,292			$ 11,832		$ 13,005		$ 14,122	$ 16,939
C000221919
Account Value [Line Items]
Line Graph and Table Measure Name							VELA International Fund - Class I
Accumulated Value				10,000				12,340			11,949			12,556		13,837		15,068	18,109
C000221922
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Large Cap Plus Fund - Class A
Accumulated Value				9,497				12,358			14,319			13,180		16,006		16,784	17,850
C000221921
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Large Cap Plus Fund - Class I
Accumulated Value				10,000				13,026			15,132			13,962		16,996		17,862	19,053
C000246925
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Short Duration Fund - Class A
Accumulated Value		$ 9,497				$ 9,560				$ 10,065			$ 10,470
C000246926
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Short Duration Fund - Class I
Accumulated Value		10,000				10,127				10,694			11,152
C000221924
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Small Cap Fund - Class A
Accumulated Value				9,497				14,895			15,887			14,988		18,073		17,531	19,925
C000221923
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Small Cap Fund - Class I
Accumulated Value				10,000				15,699			16,786			15,874		19,196		18,665	21,267
C000267518
Account Value [Line Items]
Line Graph and Table Measure Name							VELA Small-Mid Cap Fund - Class I
Accumulated Value	$ 10,000				$ 9,690
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000						9,142			11,820			12,673		14,965
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000						9,142			11,820			12,673		14,965
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI WORLD ex USA Index
Accumulated Value				10,000				12,053			12,420			12,080		13,927		14,665	18,037
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI WORLD ex USA Index
Accumulated Value				10,000				12,053			12,420			12,080		13,927		14,665	18,037
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				12,196			13,650			12,479		16,135		17,299	20,428
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				12,196			13,650			12,479		16,135		17,299	20,428
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				9,984				10,471			10,927
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				9,984				10,471			10,927
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				12,196			13,650			12,479		16,135		17,299	20,428
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				12,196			13,650			12,479		16,135		17,299	20,428
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				9,631
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000						9,363			10,756			11,422		12,694
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			$ 10,000						$ 9,363			$ 10,756			$ 11,422		$ 12,694
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				12,041			13,639			12,494		16,226		17,495	20,600
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				12,041			13,639			12,494		16,226		17,495	20,600
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value		10,000				10,088				10,654			11,075
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value		$ 10,000				$ 10,088				$ 10,654			$ 11,075
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				14,806			13,949			12,330		14,760		14,169	17,813
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000				$ 14,806			$ 13,949			$ 12,330		$ 14,760		$ 14,169	$ 17,813
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000				$ 10,087